ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($)						12 Months Ended
	Sep. 09, 2015	Jun. 08, 2015	Jun. 05, 2015	Apr. 27, 2015	Apr. 08, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization Consolidation And V I E Arrangements [Line Items]
Maximum foreign ownership in equity interest of PRC internet businesses (as a percent)						50.00%
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash						$ 11,151,900	$ 1,317	$ 419,305	$ 4,247,374
Accounts receivable, net						3,748,398
Prepaid expenses and other current assets						25,281,434	$ 227,110
Inventories, net						94,409
Amounts due from related parties						806,423
Total current assets						41,082,564	$ 10,305,552
Property and equipment, net						478,075
Total assets						342,774,084	$ 20,343,339
Advance from customers						828,437
Accounts payable						3,831,218
Accrued expenses and other current liabilities						19,970,456
Amounts due to related parties						319,767
Total current liabilities						24,949,878	$ 67,500,288
Total liabilities						38,092,794	$ 129,465,565
Revenues						11,477,552
Net loss						(93,570,188)	$ (43,856,347)	$ (32,172,344)
Net cash provided by/ (used in) operating activities						(10,731,755)	$ (260,441)	$ (232,923)
Net cash used in investing activities						(9,896,955)
Net cash provided by financing activities						52,919,228	$ 35,419,851	$ 24,640,278
Net cash provided by operating activities						(33,531,299)	(31,960,060)	(28,753,316)
Net cash used in investing activities						(11,896,319)	(586,534)	2,118,463
Net cash provided by financing activities						$ 54,882,878	$ 33,767,971	$ 22,736,060
Century Winning Limited [Member] | Wowo Group Limited [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Payment received from sale of equity interest of a subsidiary	$ 1
Payment by Buyer for net liabilities	$ 47,390,420
JMU HK [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Ordinary shares issued for consideration		741,422,780	741,422,780
Cash consideration			$ 30,000,000
Ordinary shares [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued						75,960,000
Ordinary shares issued for consideration						741,422,780
Ordinary shares [Member] | IPO [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued					72,000,000
Ordinary shares [Member] | Over-allotment option [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued				3,960,000
ADS [Member] | IPO [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued					4,000,000
Net proceeds received					$ 35,200,000
Price per share					$ 10
ADS [Member] | Over-allotment option [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued				220,000
Net proceeds received				$ 2,100,000
Price per share				$ 10
VIEs [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash						$ 2,137,414
Accounts receivable, net						3,748,398
Prepaid expenses and other current assets						19,919,504
Inventories, net						94,409
Amounts due from related parties						661,275
Total current assets						26,561,000
Property and equipment, net						317,186
Total noncurrent assets						317,186
Total assets						26,878,186
Advance from customers						828,437
Accounts payable						3,818,023
Accrued expenses and other current liabilities						19,134,673
Amounts due to related parties						319,767
Total current liabilities						24,100,900
Total liabilities						24,100,900
Revenues						11,477,552
Net loss						$ (8,052,187)
Percentage contributed to consolidated revenues						100.00%
Percentage contributed to consolidated total assets						7.80%
Percentage contributed to consolidated total liabilities						63.30%
Net cash provided by operating activities						$ 238,302
Net cash used in investing activities						$ (44,228)
Net cash provided by financing activities
New Admiral [Member]
Organization Consolidation And V I E Arrangements [Line Items]
Percentage of legal ownership						100.00%
JMU HK [Member]
Organization Consolidation And V I E Arrangements [Line Items]
Percentage of legal ownership						100.00%
Shanghai Zhongming" or "WOFE" [Member]
Organization Consolidation And V I E Arrangements [Line Items]
Percentage of legal ownership						100.00%
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Period for which service agreements shall remain effective upon the written confirmation issued by WOFE to Zhongmin and/or its shareholder						30 days
Period for which Proxy Agreement and Power of Attorney shall remain effective upon the written confirmation issued by WOFE to Zhongmin and/or its shareholder						30 days
Period for which exclusive option agreements shall remain effective upon the written confirmation issued by WOFE to Zhongmin and/or its shareholder						30 days
JMU Supply Chain [Member]
Organization Consolidation And V I E Arrangements [Line Items]
Percentage of legal ownership						100.00%